PORTFOLIO OF INVESTMENTS

Columbia Sustainable Global Equity Income ETF

July 31, 2019 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in Securities

Issuer	Shares	Value ($)

Common Stocks 99.3%
Australia 2.5%
AGL Energy Ltd.	4,583	66,241
BHP Group Ltd.	2,674	75,123
BHP Group PLC	3,003	72,959
BlueScope Steel Ltd.	3,705	33,428
CIMIC Group Ltd.	1,303	32,951
Rio Tinto Ltd.	593	40,423
Woodside Petroleum Ltd.	2,973	71,105
Total		392,230
Austria 0.5%
Erste Group Bank AG(a)	1,409	50,891
OMV AG	616	31,076
Total		81,967
Canada 1.3%
Atco Ltd. Class I	845	28,307
George Weston Ltd.	598	47,534
Magna International, Inc.	1,086	55,047
Open Text Corp.	882	37,808
West Fraser Timber Co. Ltd.	842	33,080
Total		201,776
Denmark 0.4%
Carlsberg A/S Class B	461	63,349
Finland 0.8%
Neste OYJ	1,510	50,420
UPM-Kymmene OYJ	2,813	76,577
Total		126,997
France 2.0%
BNP Paribas SA	1,153	54,149
Eiffage SA	645	64,173
Eutelsat Communications SA	3,755	72,412
Publicis Groupe SA	619	30,814
Valeo SA	1,409	44,553
Vinci SA	549	56,993
Total		323,094
Germany 2.7%
Bayer AG	889	58,151
Covestro AG(b)	1,625	74,379
Deutsche Telekom AG	3,285	54,424
E.ON SE	3,822	38,528
Fresenius Medical Care AG & Co. KGaA	627	43,911
HeidelbergCement AG	586	42,814
Henkel AG & Co. KGaA	378	35,795
HOCHTIEF AG	502	57,458
KION Group AG	495	26,790
Total		432,250
Hong Kong 1.1%
HKT Trust & HKT Ltd.	35,425	56,659
Kerry Properties Ltd.	15,456	58,444
Swire Properties Ltd.	7,790	28,312
Wheelock & Co. Ltd.	6,172	39,108
Total		182,523
Italy 0.9%
Enel SpA	10,103	69,731

Issuer	Shares	Value ($)

Common Stocks (continued)
Telecom Italia Spa-RSP	136,345	72,867
Total		142,598
Japan 14.9%
Aeon Mall Co. Ltd.	3,203	49,472
Alfresa Holdings Corp.	1,278	31,086
Astellas Pharma, Inc.	5,202	74,431
Dai-ichi Life Holdings, Inc.	2,842	42,064
Fuji Electric Co. Ltd.	1,658	51,385
FUJIFILM Holdings Corp.	945	45,094
Hitachi Construction Machinery Co. Ltd.	3,631	86,348
Honda Motor Co. Ltd.	2,423	60,489
Idemitsu Kosan Co. Ltd.	1,267	35,241
ITOCHU Corp.	4,191	80,365
JXTG Holdings, Inc.	15,725	74,544
Kajima Corp.	4,022	52,157
KDDI Corp.	2,573	67,622
Kyushu Electric Power Co., Inc.	5,416	54,023
LIXIL Group Corp.	6,790	118,196
Mitsubishi Chemical Holdings Corp.	12,639	90,403
Mitsubishi Corp.	2,825	76,404
Mitsubishi UFJ Financial Group, Inc.	16,397	79,165
Mitsubishi UFJ Lease & Finance Co. Ltd.	11,839	63,352
Mitsui & Co. Ltd.	5,282	86,546
Mitsui Chemicals, Inc.	2,260	52,204
Nikon Corp.	6,275	85,420
Nippon Telegraph & Telephone Corp.	1,652	74,890
NTT Data Corp.	3,492	46,153
NTT DOCOMO, Inc.	3,464	83,430
ORIX Corp.	5,658	81,372
Resona Holdings, Inc.	18,755	76,765
Shionogi & Co. Ltd.	1,048	58,464
Showa Denko KK	2,960	80,369
Sompo Holdings, Inc.	902	37,650
Sumitomo Chemical Co. Ltd.	16,587	76,385
Sumitomo Mitsui Financial Group, Inc.	1,417	49,685
T&D Holdings, Inc.	5,307	59,925
Taisei Corp.	1,520	52,778
Teijin Ltd.	2,908	50,647
Toyota Tsusho Corp.	2,436	71,122
Total		2,355,646
Netherlands 2.4%
ABN AMRO Bank NV CVA(b)	2,602	52,031
Heineken Holding NV	402	41,044
Koninklijke Ahold Delhaize NV	3,359	76,500
Koninklijke Philips NV	1,284	60,737
NN Group NV	1,632	61,835
Randstad NV	1,056	53,543
Wolters Kluwer NV	424	30,950
Total		376,640
Norway 0.3%
DNB ASA	2,528	45,696
Singapore 0.5%
DBS Group Holdings Ltd.	2,416	46,624
Jardine Cycle & Carriage Ltd.	1,332	32,907
Total		79,531

Issuer	Shares	Value ($)

Common Stocks (continued)
Spain 2.3%
ACS Actividades de Construccion y Servicios SA	1,754	71,476
Amadeus IT Group SA	540	42,904
CaixaBank SA	19,762	49,177
Enagas SA	2,878	63,046
Red Electrica Corp. SA	3,004	57,194
Repsol SA	4,619	73,979
Total		357,776
Sweden 0.7%
Boliden AB	1,558	35,738
Electrolux AB Series B	1,610	37,627
Sandvik AB	2,209	34,344
Total		107,709
Switzerland 0.2%
Sonova Holding AG	136	31,527
United Kingdom 2.1%
3i Group PLC	3,207	43,686
CNH Industrial NV	5,549	56,679
Imperial Brands PLC	2,132	54,691
RELX PLC	1,306	31,239
Vodafone Group PLC	42,691	78,451
Wm Morrison Supermarkets PLC	26,498	63,155
Total		327,901
United States 63.7%
AbbVie, Inc.	1,671	111,322
AES Corp. (The)	8,366	140,465
Allegion PLC	693	71,753
Allstate Corp. (The)	635	68,199
Ally Financial, Inc.	2,703	88,956
American Electric Power Co., Inc.	849	74,551
American Express Co.	418	51,987
Ameriprise Financial, Inc.(c)	507	73,774
AmerisourceBergen Corp.	772	67,280
Amgen, Inc.	708	132,099
Apple, Inc.	417	88,838
Applied Materials, Inc.	2,933	144,802
Avery Dennison Corp.	630	72,368
Baker Hughes a GE Co.	4,469	113,468
Bank of New York Mellon Corp. (The)	1,349	63,295
Best Buy Co., Inc.	1,792	137,142
BorgWarner, Inc.	2,298	86,864
Bunge Ltd.	2,000	116,860
Campbell Soup Co.	3,013	124,557
Cardinal Health, Inc.	3,110	142,220
Celanese Corp.	1,363	152,888
Church & Dwight Co., Inc.	1,058	79,816
Citizens Financial Group, Inc.	3,879	144,532
Comerica, Inc.	1,780	130,296
Conagra Brands, Inc.	2,292	66,170
ConocoPhillips	1,486	87,793
Cummins, Inc.	560	91,840
CVS Health Corp.	2,317	129,451
Delta Air Lines, Inc.	2,101	128,245
DTE Energy Co.	741	94,188
DXC Technology Co.	853	47,572
Edison International	1,811	134,992
Estee Lauder Cos., Inc. (The) Class A	396	72,939
Exxon Mobil Corp.	1,154	85,811

Issuer	Shares	Value ($)

Common Stocks (continued)
Fortune Brands Home & Security, Inc.	1,455	79,938
Franklin Resources, Inc.	2,827	92,245
Gap, Inc. (The)	4,656	90,792
General Mills, Inc.	1,953	103,724
Gilead Sciences, Inc.	2,183	143,030
Goldman Sachs Group, Inc. (The)	281	61,857
Hanesbrands, Inc.	4,254	68,447
Harley-Davidson, Inc.	4,119	147,378
Hewlett Packard Enterprise Co.	6,867	98,679
Honeywell International, Inc.	333	57,429
Hormel Foods Corp.	1,332	54,599
HP, Inc.	7,530	158,431
Huntington Ingalls Industries, Inc.	296	67,577
Ingersoll-Rand PLC	451	55,771
Ingredion, Inc.	1,305	100,863
International Business Machines Corp.	720	106,733
JM Smucker Co. (The)	995	110,634
Juniper Networks, Inc.	5,477	147,989
KeyCorp	7,576	139,171
Lam Research Corp.	663	138,308
Lincoln National Corp.	1,284	83,897
Lowe’s Cos., Inc.	641	64,997
Macy’s, Inc.	6,316	143,563
ManpowerGroup, Inc.	1,218	111,264
Masco Corp.	1,543	62,908
Molson Coors Brewing Co. Class B	1,272	68,675
Morgan Stanley	2,605	116,079
Newmont Goldcorp Corp.	3,171	115,805
NextEra Energy, Inc.	264	54,693
Nielsen Holdings PLC	4,625	107,115
Nordstrom, Inc.	3,097	102,542
Northrop Grumman Corp.	209	72,224
Nucor Corp.	2,505	136,222
Occidental Petroleum Corp.	1,838	94,400
Omnicom Group, Inc.	1,841	147,685
ONEOK, Inc.	1,737	121,729
Oracle Corp.	1,381	77,750
Owens Corning	1,176	68,208
Parker-Hannifin Corp.	526	92,092
PepsiCo, Inc.	527	67,356
Perrigo Co. PLC	1,922	103,807
Phillips 66	1,472	150,968
PNC Financial Services Group, Inc. (The)	821	117,321
PPG Industries, Inc.	453	53,178
PPL Corp.	4,472	132,505
Principal Financial Group, Inc.	1,552	90,078
Prudential Financial, Inc.	1,141	115,595
Quest Diagnostics, Inc.	904	92,280
Regions Financial Corp.	7,207	114,807
Robert Half International, Inc.	2,209	133,446
Rockwell Automation, Inc.	553	88,911
Schlumberger Ltd.	3,285	131,301
Seagate Technology PLC	2,014	93,268
Sempra Energy	964	130,555
Skyworks Solutions, Inc.	1,112	94,831
Snap-on, Inc.	774	118,120
Southwest Airlines Co.	1,620	83,479
Starbucks Corp.	969	91,755
State Street Corp.	1,714	99,566
Target Corp.	1,148	99,187

Issuer	Shares	Value ($)

Common Stocks (continued)
Texas Instruments, Inc.	602	75,256
Valero Energy Corp.	1,634	139,298
Walt Disney Co. (The)	823	117,697
Western Union Co. (The)	5,141	107,961
Zions Bancorp NA	2,617	117,948
Total		10,043,250
Total Common Stocks
(Cost $15,449,530)		15,672,460
	Shares	Value ($)

Money Market Funds 0.6%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, Institutional Shares, 1.951%(d)	89,401	89,401
Total Money Market Funds
(Cost $89,401)		89,401
Total Investments in Securities
(Cost $15,538,931)		15,761,861	(e)
Other Assets & Liabilities, Net		19,121
Net Assets		15,780,982

Notes to Portfolio of Investments

(a)   Non-income producing investment.

(b)   Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2019, the net value of these securities amounted to $126,410 which represents 0.8% of net assets.

(c)   As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain/(loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividend - affiliated issuers ($)	Value ($)
Ameriprise Financial, Inc.	343	468	(304)	507	1,719	5,449	1,110	73,774

(d)   The rate shown is the seven-day current annualized yield at July 31, 2019.

(e)   Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

PORTFOLIO OF INVESTMENTS

Columbia Sustainable International Equity Income ETF

July 31, 2019 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in Securities

Issuer	Shares	Value ($)

Common Stocks 99.3%
Australia 6.9%
AGL Energy Ltd.	4,973	71,878
BHP Group Ltd.	2,901	81,500
BHP Group PLC	3,259	79,179
BlueScope Steel Ltd.	4,020	36,270
CIMIC Group Ltd.	1,414	35,758
Rio Tinto Ltd.	644	43,899
Woodside Petroleum Ltd.	3,225	77,132
Total		425,616
Austria 1.5%
Erste Group Bank AG(a)	1,528	55,189
OMV AG	669	33,750
Total		88,939
Canada 3.6%
Atco Ltd. Class I	917	30,719
George Weston Ltd.	649	51,588
Magna International, Inc.	1,178	59,710
Open Text Corp.	956	40,980
West Fraser Timber Co. Ltd.	914	35,908
Total		218,905
Denmark 1.1%
Carlsberg A/S Class B	501	68,845
Finland 2.2%
Neste OYJ	1,638	54,694
UPM-Kymmene OYJ	3,053	83,111
Total		137,805
France 5.7%
BNP Paribas SA	1,250	58,704
Eiffage SA	700	69,645
Eutelsat Communications SA	4,074	78,563
Publicis Groupe SA	671	33,403
Valeo SA	1,529	48,348
Vinci SA	595	61,769
Total		350,432
Germany 7.6%
Bayer AG	965	63,123
Covestro AG(b)	1,763	80,696
Deutsche Telekom AG	3,564	59,046
E.ON SE	4,147	41,805
Fresenius Medical Care AG & Co. KGaA	680	47,622
HeidelbergCement AG	636	46,467
Henkel AG & Co. KGaA	410	38,825
HOCHTIEF AG	545	62,379
KION Group AG	537	29,064
Total		469,027
Hong Kong 3.2%
HKT Trust & HKT Ltd.	38,436	61,475
Kerry Properties Ltd.	16,769	63,410
Swire Properties Ltd.	8,452	30,718
Wheelock & Co. Ltd.	6,697	42,434
Total		198,037
Italy 2.5%
Enel SpA	10,961	75,652

Issuer	Shares	Value ($)

Common Stocks (continued)
Telecom Italia Spa-RSP	147,932	79,060
Total		154,712
Japan 41.5%
Aeon Mall Co. Ltd.	3,475	53,673
Alfresa Holdings Corp.	1,387	33,738
Astellas Pharma, Inc.	5,644	80,755
Dai-ichi Life Holdings, Inc.	3,084	45,646
Fuji Electric Co. Ltd.	1,799	55,755
FUJIFILM Holdings Corp.	1,026	48,959
Hitachi Construction Machinery Co. Ltd.	3,940	93,696
Honda Motor Co. Ltd.	2,629	65,631
Idemitsu Kosan Co. Ltd.	1,374	38,218
ITOCHU Corp.	4,547	87,192
JXTG Holdings, Inc.	17,062	80,883
Kajima Corp.	4,364	56,592
KDDI Corp.	2,792	73,378
Kyushu Electric Power Co., Inc.	5,876	58,611
LIXIL Group Corp.	7,367	128,240
Mitsubishi Chemical Holdings Corp.	13,713	98,084
Mitsubishi Corp.	3,065	82,896
Mitsubishi UFJ Financial Group, Inc.	17,790	85,890
Mitsubishi UFJ Lease & Finance Co. Ltd.	12,845	68,735
Mitsui & Co. Ltd.	5,731	93,902
Mitsui Chemicals, Inc.	2,452	56,639
Nikon Corp.	6,808	92,675
Nippon Telegraph & Telephone Corp.	1,792	81,236
NTT Data Corp.	3,789	50,078
NTT DOCOMO, Inc.	3,758	90,511
ORIX Corp.	6,139	88,290
Resona Holdings, Inc.	20,349	83,289
Shionogi & Co. Ltd.	1,137	63,429
Showa Denko KK	3,212	87,211
Sompo Holdings, Inc.	978	40,823
Sumitomo Chemical Co. Ltd.	17,997	82,878
Sumitomo Mitsui Financial Group, Inc.	1,537	53,892
T&D Holdings, Inc.	5,758	65,018
Taisei Corp.	1,649	57,258
Teijin Ltd.	3,155	54,949
Toyota Tsusho Corp.	2,643	77,166
Total		2,555,816
Netherlands 6.7%
ABN AMRO Bank NV CVA(b)	2,823	56,451
Heineken Holding NV	436	44,515
Koninklijke Ahold Delhaize NV	3,644	82,991
Koninklijke Philips NV	1,393	65,893
NN Group NV	1,771	67,101
Randstad NV	1,146	58,107
Wolters Kluwer NV	460	33,577
Total		408,635
Norway 0.8%
DNB ASA	2,743	49,583
Singapore 1.4%
DBS Group Holdings Ltd.	2,621	50,579
Jardine Cycle & Carriage Ltd.	1,445	35,699
Total		86,278

Issuer	Shares	Value ($)

Common Stocks (continued)
Spain 6.3%
ACS Actividades de Construccion y Servicios SA	1,904	77,589
Amadeus IT Group SA	585	46,479
CaixaBank SA	21,441	53,355
Enagas SA	3,123	68,413
Red Electrica Corp. SA	3,259	62,049
Repsol SA	5,013	80,289
Total		388,174
Sweden 1.9%
Boliden AB	1,690	38,766
Electrolux AB Series B	1,747	40,829
Sandvik AB	2,396	37,252
Total		116,847
Switzerland 0.6%
Sonova Holding AG	148	34,309
United Kingdom 5.8%
3i Group PLC	3,480	47,405
CNH Industrial NV	6,020	61,490
Imperial Brands PLC	2,313	59,334
RELX PLC	1,417	33,894
Vodafone Group PLC	46,320	85,120
Wm Morrison Supermarkets PLC	28,750	68,522
Total		355,765
Total Common Stocks
(Cost $6,473,121)		6,107,725
	Shares	Value ($)

Money Market Funds 0.4%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, Institutional Shares, 1.951%(c)	26,398	26,398
Total Money Market Funds
(Cost $26,398)		26,398
Total Investments in Securities
(Cost $6,499,519)		6,134,123	(d)
Other Assets & Liabilities, Net		18,574
Net Assets		6,152,697

Notes to Portfolio of Investments

(a)         Non-income producing investment.

(b)        Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2019, the net value of these securities amounted to $137,147 which represents 2.2% of net assets.

(c)         The rate shown is the seven-day current annualized yield at July 31, 2019.

(d)         Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

PORTFOLIO OF INVESTMENTS

Columbia Sustainable U.S. Equity Income ETF

July 31, 2019 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in Securities

Issuer	Shares	Value ($)

Common Stocks 99.2%
Communication Services 2.6%
Entertainment 1.2%
Walt Disney Co. (The)	344	49,196
Media 1.4%
Omnicom Group, Inc.	770	61,769
Total Communication Services		110,965
Consumer Discretionary 10.2%
Auto Components 0.9%
BorgWarner, Inc.	961	36,326
Automobiles 1.4%
Harley-Davidson, Inc.	1,723	61,649
Hotels, Restaurants & Leisure 0.9%
Starbucks Corp.	405	38,349
Multiline Retail 3.4%
Macy’s, Inc.	2,643	60,075
Nordstrom, Inc.	1,296	42,911
Target Corp.	480	41,472
Total		144,458
Specialty Retail 2.9%
Best Buy Co., Inc.	750	57,398
Gap, Inc. (The)	1,948	37,986
Lowe’s Cos., Inc.	268	27,175
Total		122,559
Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc.	1,780	28,640
Total Consumer Discretionary		431,981
Consumer Staples 9.6%
Beverages 1.4%
Molson Coors Brewing Co. Class B	532	28,723
PepsiCo, Inc.	220	28,118
Total		56,841
Food Products 6.7%
Bunge Ltd.	837	48,906
Campbell Soup Co.	1,261	52,130
Conagra Brands, Inc.	959	27,686
General Mills, Inc.	817	43,391
Hormel Foods Corp.	557	22,832
Ingredion, Inc.	546	42,200
JM Smucker Co. (The)	416	46,255
Total		283,400
Household Products 0.8%
Church & Dwight Co., Inc.	442	33,344
Personal Products 0.7%
Estee Lauder Cos., Inc. (The) Class A	166	30,576
Total Consumer Staples		404,161
Energy 9.1%
Energy Equipment & Services 2.4%
Baker Hughes a GE Co.	1,870	47,479
Schlumberger Ltd.	1,374	54,919
Total		102,398

Issuer	Shares	Value ($)

Common Stocks (continued)
Oil, Gas & Consumable Fuels 6.7%
ConocoPhillips	622	36,748
Exxon Mobil Corp.	483	35,916
Occidental Petroleum Corp.	769	39,496
ONEOK, Inc.	727	50,948
Phillips 66	616	63,177
Valero Energy Corp.	684	58,311
Total		284,596
Total Energy		386,994
Financials 17.5%
Banks 7.6%
Citizens Financial Group, Inc.	1,623	60,473
Comerica, Inc.	745	54,534
KeyCorp	3,170	58,233
PNC Financial Services Group, Inc. (The)	343	49,015
Regions Financial Corp.	3,016	48,045
Zions Bancorp NA	1,095	49,351
Total		319,651
Capital Markets 5.0%
Ameriprise Financial, Inc.(a)	212	30,848
Bank of New York Mellon Corp. (The)	564	26,463
Franklin Resources, Inc.	1,183	38,601
Goldman Sachs Group, Inc. (The)	118	25,975
Morgan Stanley	1,090	48,570
State Street Corp.	717	41,651
Total		212,108
Consumer Finance 1.4%
Ally Financial, Inc.	1,131	37,221
American Express Co.	175	21,765
Total		58,986
Insurance 3.5%
Allstate Corp. (The)	266	28,568
Lincoln National Corp.	537	35,088
Principal Financial Group, Inc.	649	37,668
Prudential Financial, Inc.	477	48,325
Total		149,649
Total Financials		740,394
Health Care 9.1%
Biotechnology 3.8%
AbbVie, Inc.	699	46,567
Amgen, Inc.	296	55,228
Gilead Sciences, Inc.	913	59,820
Total		161,615
Health Care Providers & Services 4.3%
AmerisourceBergen Corp.	323	28,149
Cardinal Health, Inc.	1,301	59,495
CVS Health Corp.	970	54,194
Quest Diagnostics, Inc.	378	38,586
Total		180,424
Pharmaceuticals 1.0%
Perrigo Co. PLC	804	43,424
Total Health Care		385,463

Issuer	Shares	Value ($)

Common Stocks (continued)
Industrials 14.7%
Aerospace & Defense 1.4%
Huntington Ingalls Industries, Inc.	124	28,309
Northrop Grumman Corp.	88	30,410
Total		58,719
Airlines 2.1%
Delta Air Lines, Inc.	879	53,654
Southwest Airlines Co.	678	34,938
Total		88,592
Building Products 2.8%
Allegion PLC	290	30,027
Fortune Brands Home & Security, Inc.	609	33,458
Masco Corp.	646	26,337
Owens Corning	492	28,536
Total		118,358
Electrical Equipment 0.9%
Rockwell Automation, Inc.	231	37,140
Industrial Conglomerates 0.5%
Honeywell International, Inc.	139	23,972
Machinery 3.5%
Cummins, Inc.	234	38,376
Ingersoll-Rand PLC	189	23,372
Parker-Hannifin Corp.	220	38,517
Snap-on, Inc.	324	49,446
Total		149,711
Professional Services 3.5%
ManpowerGroup, Inc.	510	46,588
Nielsen Holdings PLC	1,935	44,815
Robert Half International, Inc.	924	55,819
Total		147,222
Total Industrials		623,714
Information Technology 13.7%
Communications Equipment 1.5%
Juniper Networks, Inc.	2,292	61,930
IT Services 2.6%
DXC Technology Co.	357	19,910
International Business Machines Corp.	301	44,620
Western Union Co. (The)	2,151	45,171
Total		109,701
Semiconductors & Semiconductor Equipment 4.5%
Applied Materials, Inc.	1,227	60,577
Lam Research Corp.	278	57,994
Skyworks Solutions, Inc.	465	39,655
Texas Instruments, Inc.	252	31,502
Total		189,728
Software 0.8%
Oracle Corp.	578	32,542
Technology Hardware, Storage & Peripherals 4.3%
Apple, Inc.	175	37,282
Hewlett Packard Enterprise Co.	2,873	41,285
HP, Inc.	3,151	66,297
Seagate Technology PLC	843	39,039
Total		183,903
Total Information Technology		577,804

Issuer	Shares	Value ($)

Common Stocks (continued)
Materials 5.2%
Chemicals 2.0%
Celanese Corp.	570	63,937
PPG Industries, Inc.	189	22,187
Total		86,124
Containers & Packaging 0.7%
Avery Dennison Corp.	263	30,211
Metals & Mining 2.5%
Newmont Goldcorp Corp.	1,327	48,462
Nucor Corp.	1,048	56,990
Total		105,452
Total Materials		221,787
Utilities 7.5%
Electric Utilities 3.9%
American Electric Power Co., Inc.	355	31,173
Edison International	758	56,501
NextEra Energy, Inc.	111	22,996
PPL Corp.	1,871	55,438
Total		166,108
Independent Power and Renewable Electricity Producers 1.4%
AES Corp. (The)	3,500	58,765
Multi-Utilities 2.2%
DTE Energy Co.	310	39,404
Sempra Energy	403	54,578
Total		93,982
Total Utilities		318,855
Total Common Stocks
(Cost $3,980,743)		4,202,118
	Shares	Value ($)

Money Market Funds 0.7%

Goldman Sachs Financial Square Funds - Treasury Instruments Fund, Institutional Shares, 1.951%(b)	29,494	29,494
Total Money Market Funds
(Cost $29,494)		29,494
Total Investments in Securities
(Cost $4,010,237)		4,231,612	(c)
Other Assets & Liabilities, Net		5,062
Net Assets		4,236,674

Notes to Portfolio of Investments

(a)   As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain/(loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividend - affiliated issuers ($)	Value ($)
Ameriprise Financial, Inc.	340	2	(130)	212	(2,013)	6,214	765	30,848

(b)   The rate shown is the seven-day current annualized yield at July 31, 2019.

(c)   Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

PORTFOLIO OF INVESTMENTS

Columbia Diversified Fixed Income Allocation ETF

July 31, 2019 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in Securities

Issue Description	Principal Amount ($)	Value ($)

Corporate Bonds & Notes 52.4%
Aerospace & Defense 1.1%
L3Harris Technologies, Inc.
3.850%, 12/15/26(a)	150,000	158,290
Northrop Grumman Corp.
3.250%, 01/15/28	464,000	477,925
TransDigm, Inc.
6.250%, 03/15/26(a)	839,000	880,812
Total		1,517,027
Apartment REIT 0.1%
American Homes 4 Rent LP
4.900%, 02/15/29	100,000	110,104
Automotive 0.9%
Allison Transmission, Inc.
5.000%, 10/01/24(a)	200,000	204,272
Fiat Chrysler Automobiles NV
5.250%, 04/15/23	380,000	398,982
Ford Motor Co.
4.346%, 12/08/26	205,000	206,820
Goodyear Tire & Rubber Co. (The)
5.125%, 11/15/23	200,000	202,684
Panther BF Aggregator 2 LP / Panther Finance Co., Inc.
6.250%, 05/15/26(a)	170,000	176,109
Total		1,188,867
Banking 2.2%
Bank of Montreal
3.803%, 12/15/32(b)	150,000	152,541
Barclays PLC
4.836%, 05/09/28	500,000	507,383
4.972%, 05/16/29(b)	250,000	265,603
5.200%, 05/12/26	150,000	157,006
Capital One Financial Corp.
3.750%, 07/28/26	200,000	204,432
Deutsche Bank AG/New York NY
4.875%, 12/01/32(b)	200,000	179,633
Intesa Sanpaolo SpA
5.710%, 01/15/26(a)	575,000	591,622
Royal Bank of Scotland Group PLC
4.892%, 05/18/29(b)	200,000	212,893
Santander Holdings USA, Inc.
4.400%, 07/13/27	150,000	158,466
UniCredit SpA
5.861%, 06/19/32(a)(b)	350,000	352,763

Issue Description	Principal Amount ($)	Value ($)

Corporate Bonds & Notes (continued)
Westpac Banking Corp.
Series GMTN, 4.322%, 11/23/31(b)	100,000	103,572
Total		2,885,914
Brokerage/Asset Managers/Exchanges 0.3%
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.850%, 01/15/27	395,000	418,179
Building Materials 0.3%
Standard Industries, Inc.
6.000%, 10/15/25(a)	387,000	408,072
Cable and Satellite 3.6%
Altice Financing SA
6.625%, 02/15/23(a)	200,000	206,295
7.500%, 05/15/26(a)	550,000	574,968
CCO Holdings LLC / CCO Holdings Capital Corp.
5.125%, 05/01/27(a)	340,000	350,620
5.750%, 02/15/26(a)	666,000	700,980
Charter Communications Operating LLC / Charter Communications Operating Capital
4.200%, 03/15/28	283,000	292,723
CSC Holdings LLC
5.500%, 05/15/26(a)	200,000	208,896
6.500%, 02/01/29(a)	400,000	440,903
DISH DBS Corp.
5.875%, 11/15/24	200,000	186,255
7.750%, 07/01/26	311,000	304,744
Intelsat Jackson Holdings SA
8.000%, 02/15/24(a)	325,000	338,161
Sirius XM Radio, Inc.
5.000%, 08/01/27(a)	374,000	386,717
Unitymedia GmbH
6.125%, 01/15/25(a)	200,000	208,505
UPCB Finance IV Ltd.
5.375%, 01/15/25(a)	200,000	205,046
Virgin Media Secured Finance PLC
5.500%, 05/15/29(a)	200,000	205,061
Ziggo BV
5.500%, 01/15/27(a)	200,000	204,736
Total		4,814,610
Chemicals 0.6%
Chemours Co. (The)
6.625%, 05/15/23	158,000	158,796
DuPont de Nemours, Inc.
4.725%, 11/15/28	120,000	134,824
SASOL Financing USA LLC
6.500%, 09/27/28	200,000	224,789

Issue Description	Principal Amount ($)	Value ($)

Corporate Bonds & Notes (continued)
Sherwin-Williams Co. (The)
3.125%, 06/01/24	210,000	213,916
Total		732,325
Construction Machinery 0.6%
H&E Equipment Services, Inc.
5.625%, 09/01/25	150,000	154,100
United Rentals North America, Inc.
4.875%, 01/15/28	690,000	702,485
Total		856,585
Consumer Cyclical Services 0.6%
Expedia Group, Inc.
3.800%, 02/15/28	580,000	595,524
Staples, Inc.
7.500%, 04/15/26(a)	200,000	204,500
Total		800,024
Consumer Products 0.3%
Mattel, Inc.
6.750%, 12/31/25(a)	147,000	154,691
Spectrum Brands, Inc.
5.750%, 07/15/25	200,000	207,429
Total		362,120
Diversified Manufacturing 0.5%
Carlisle Cos., Inc.
3.750%, 12/01/27	200,000	204,593
Johnson Controls International PLC
3.900%, 02/14/26	73,000	76,639
Roper Technologies, Inc.
3.800%, 12/15/26	137,000	144,258
United Technologies Corp.
3.950%, 08/16/25	166,000	178,790
Wabtec Corp.
4.950%, 09/15/28	100,000	107,669
Total		711,949
Electric 1.5%
American Electric Power Co., Inc.
Series J, 4.300%, 12/01/28	100,000	110,289
Calpine Corp.
5.250%, 06/01/26(a)	305,000	308,442
Dominion Energy, Inc.
Series D, 2.850%, 08/15/26	100,000	99,562
Duke Energy Corp.
3.150%, 08/15/27	136,000	138,989
FirstEnergy Corp.
Series B, 3.900%, 07/15/27	100,000	105,633
NextEra Energy Capital Holdings, Inc.
3.550%, 05/01/27	100,000	104,757
NRG Energy, Inc.
6.625%, 01/15/27	548,000	584,838

Issue Description	Principal Amount ($)	Value ($)

Corporate Bonds & Notes (continued)
Vistra Operations Co. LLC
5.000%, 07/31/27(a)	358,000	366,950
Xcel Energy, Inc.
4.000%, 06/15/28	100,000	108,096
Total		1,927,556
Environmental 0.1%
Waste Connections, Inc.
4.250%, 12/01/28	110,000	120,937
Finance Companies 1.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.650%, 07/21/27	150,000	149,810
Navient Corp.
6.500%, 06/15/22	266,000	284,558
Quicken Loans, Inc.
5.750%, 05/01/25(a)	689,000	712,580
Springleaf Finance Corp.
7.125%, 03/15/26	566,000	635,338
Total		1,782,286
Food and Beverage 2.5%
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 01/23/29	729,000	830,015
Aramark Services, Inc.
5.000%, 02/01/28(a)	370,000	385,748
B&G Foods, Inc.
5.250%, 04/01/25	150,000	149,584
General Mills, Inc.
4.200%, 04/17/28	195,000	211,993
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance, Inc.
6.500%, 04/15/29(a)	295,000	316,705
Keurig Dr Pepper, Inc.
4.597%, 05/25/28	137,000	150,342
Kraft Heinz Foods Co.
4.625%, 01/30/29	150,000	161,790
Lamb Weston Holdings, Inc.
4.625%, 11/01/24(a)	157,000	163,454
Pilgrim’s Pride Corp.
5.750%, 03/15/25(a)	216,000	223,199
Post Holdings, Inc.
5.750%, 03/01/27(a)	639,000	663,320
Tyson Foods, Inc.
4.350%, 03/01/29	100,000	110,038
Total		3,366,188
Foreign Agencies 7.9%
Bank of China Ltd.
Series REGS, 5.000%, 11/13/24	700,000	755,058
CNAC HK Finbridge Co., Ltd.
4.125%, 07/19/27	600,000	623,246

Issue Description	Principal Amount ($)	Value ($)

Corporate Bonds & Notes (continued)
Ecopetrol SA
4.125%, 01/16/25	201,000	208,821
5.375%, 06/26/26	882,000	976,162
Gazprom OAO Via Gaz Capital SA
Series REGS, 8.625%, 04/28/34	666,000	919,846
Huarong Finance II Co., Ltd.
Series EMTN, 5.500%, 01/16/25	200,000	218,442
Industrial & Commercial Bank of China Ltd.
Series REGS, 4.875%, 09/21/25	400,000	433,739
Israel Electric Corp. Ltd.
Series 6, 5.000%, 11/12/24(a)	480,000	520,934
KazMunayGas National Co. JSC
Series REGS, 5.375%, 04/24/30	530,000	594,058
Oil And Gas Holding Co. BSCC (The)
Series REGS, 7.500%, 10/25/27	400,000	444,143
Perusahaan Listrik Negara PT
Series REGS, 4.125%, 05/15/27	440,000	458,409
Series REGS, 5.450%, 05/21/28	200,000	227,336
Petrobras Global Finance BV
5.999%, 01/27/28	400,000	437,550
7.375%, 01/17/27	1,152,000	1,362,165
Petroleos Mexicanos
6.500%, 03/13/27	600,000	599,175
6.875%, 08/04/26	1,230,000	1,258,215
Southern Gas Corridor CJSC
Series REGS, 6.875%, 03/24/26	425,000	499,112
Total		10,536,411
Gaming 1.5%
International Game Technology PLC
6.250%, 02/15/22(a)	370,000	390,071
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.
5.625%, 05/01/24	275,000	294,240
MGM Resorts International
5.750%, 06/15/25	150,000	162,314
6.000%, 03/15/23	490,000	532,576
Scientific Games International, Inc.
5.000%, 10/15/25(a)	187,000	191,649
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.250%, 05/15/27(a)	200,000	205,067
5.500%, 03/01/25(a)	193,000	202,331
Total		1,978,248

Issue Description	Principal Amount ($)	Value ($)

Corporate Bonds & Notes (continued)
Health Care 3.4%
Avantor, Inc.
6.000%, 10/01/24(a)	177,000	189,278
Becton Dickinson and Co.
3.700%, 06/06/27	197,000	206,415
Cardinal Health, Inc.
3.410%, 06/15/27	150,000	146,618
Cigna Corp.
4.375%, 10/15/28(a)	166,000	179,720
CVS Health Corp.
4.300%, 03/25/28	1,393,000	1,478,728
DaVita, Inc.
5.125%, 07/15/24	270,000	271,069
HCA, Inc.
5.375%, 02/01/25	341,000	371,107
5.875%, 02/15/26	200,000	222,543
Hologic, Inc.
4.375%, 10/15/25(a)	200,000	201,009
IQVIA, Inc.
5.000%, 10/15/26(a)	200,000	208,323
Laboratory Corp. of America Holdings
3.600%, 09/01/27	150,000	154,506
MEDNAX, Inc.
6.250%, 01/15/27(a)	200,000	198,338
Tenet Healthcare Corp.
4.625%, 07/15/24	654,000	665,741
Total		4,493,395
Healthcare Insurance 0.8%
Anthem, Inc.
4.101%, 03/01/28	150,000	159,482
Centene Corp.
5.375%, 06/01/26(a)	200,000	211,092
5.625%, 02/15/21	459,000	465,821
WellCare Health Plans, Inc.
5.250%, 04/01/25	180,000	186,997
Total		1,023,392
Healthcare REIT 0.2%
MPT Operating Partnership LP / MPT Finance Corp.
5.000%, 10/15/27	158,000	163,723
Ventas Realty LP
4.400%, 01/15/29	137,000	149,426
Total		313,149
Home Construction 0.2%
Lennar Corp.
4.750%, 11/29/27	216,000	227,158
Independent Energy 1.3%
Antero Resources Corp.
5.125%, 12/01/22	158,000	150,499

Issue Description	Principal Amount ($)	Value ($)

Corporate Bonds & Notes (continued)
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
10.000%, 04/01/22(a)	150,000	147,139
Canadian Natural Resources Ltd.
3.850%, 06/01/27	146,000	151,038
Chesapeake Energy Corp.
8.000%, 06/15/27	693,000	555,672
Cimarex Energy Co.
4.375%, 03/15/29	150,000	156,482
Concho Resources, Inc.
4.300%, 08/15/28	100,000	107,116
Matador Resources Co.
5.875%, 09/15/26	150,000	148,292
Southwestern Energy Co.
6.200%, 01/23/25	150,000	129,285
Whiting Petroleum Corp.
6.625%, 01/15/26	216,000	203,580
Total		1,749,103
Integrated Energy 0.4%
Cenovus Energy, Inc.
4.250%, 04/15/27	580,000	597,553
Leisure 0.2%
Six Flags Entertainment Corp.
4.875%, 07/31/24(a)	200,000	204,480
Life Insurance 0.3%
American International Group, Inc.
4.200%, 04/01/28	150,000	160,997
Brighthouse Financial, Inc.
3.700%, 06/22/27	137,000	132,759
Prudential Financial, Inc.
5.700%, 09/15/48(b)	130,000	140,786
Total		434,542
Lodging 0.9%
Hilton Domestic Operating Co., Inc.
5.125%, 05/01/26	520,000	540,376
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.625%, 04/01/25	180,000	184,539
Hyatt Hotels Corp.
4.375%, 09/15/28	459,000	489,488
Total		1,214,403
Media and Entertainment 1.2%
Activision Blizzard, Inc.
3.400%, 06/15/27	100,000	102,212
Discovery Communications LLC
3.950%, 03/20/28	150,000	154,910
Moody’s Corp.
4.250%, 02/01/29	100,000	110,135
Netflix, Inc.
5.875%, 11/15/28	566,000	623,572

Issue Description	Principal Amount ($)	Value ($)

Corporate Bonds & Notes (continued)
Univision Communications, Inc.
5.125%, 02/15/25(a)	583,000	569,233
Total		1,560,062
Metals and Mining 0.7%
Arconic, Inc.
5.125%, 10/01/24	150,000	158,734
Novelis Corp.
5.875%, 09/30/26(a)	649,000	675,095
Vale Overseas Ltd.
6.250%, 08/10/26	100,000	113,601
Total		947,430
Midstream 2.1%
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/27	773,000	843,486
Cheniere Energy Partners LP
5.250%, 10/01/25	200,000	207,392
5.625%, 10/01/26	193,000	204,245
DCP Midstream Operating LP
5.375%, 07/15/25	200,000	212,471
Energy Transfer Operating LP
5.250%, 04/15/29	80,000	89,378
Enterprise Products Operating LLC
4.150%, 10/16/28	150,000	162,333
MPLX LP
4.125%, 03/01/27	166,000	172,909
ONEOK, Inc.
4.350%, 03/15/29	160,000	170,899
Sabine Pass Liquefaction LLC
5.000%, 03/15/27	195,000	212,732
Sunoco LP / Sunoco Finance Corp.
4.875%, 01/15/23	200,000	203,642
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.875%, 04/15/26	160,000	169,133
Williams Co., Inc. (The)
3.750%, 06/15/27	200,000	205,985
Total		2,854,605
Natural Gas 0.1%
NiSource, Inc.
3.490%, 05/15/27	100,000	103,713
Sempra Energy
3.400%, 02/01/28	87,000	88,124
Total		191,837
Office REIT 0.4%
Boston Properties LP
4.500%, 12/01/28	464,000	519,835

Issue Description	Principal Amount ($)	Value ($)

Corporate Bonds & Notes (continued)
Other Financial Institutions 0.3%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.250%, 05/15/26(a)	200,000	206,718
6.250%, 02/01/22	187,000	192,450
Total		399,168
Other Industry 0.3%
AECOM
5.125%, 03/15/27	200,000	209,509
Howard Hughes Corp. (The)
5.375%, 03/15/25(a)	158,000	162,905
Total		372,414
Other REIT 0.2%
Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL
5.750%, 05/15/26(a)	140,000	145,444
Digital Realty Trust LP
3.600%, 07/01/29	100,000	101,887
Total		247,331
Packaging 0.8%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.625%, 05/15/23(a)	200,000	205,008
Ball Corp.
5.250%, 07/01/25	236,000	256,927
Berry Global, Inc.
4.875%, 07/15/26(a)	200,000	208,118
Mauser Packaging Solutions Holding Co.
5.500%, 04/15/24(a)	200,000	199,937
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.125%, 07/15/23(a)	200,000	203,710
Total		1,073,700
Paper 0.1%
Fibria Overseas Finance Ltd.
5.500%, 01/17/27	100,000	108,179
Pharmaceuticals 1.1%
AbbVie, Inc.
4.250%, 11/14/28	100,000	106,770
Bausch Health Cos., Inc.
7.000%, 03/15/24(a)	544,000	573,997
Celgene Corp.
3.900%, 02/20/28	200,000	214,527
Mylan, Inc.
4.550%, 04/15/28	185,000	194,710
Par Pharmaceutical, Inc.
7.500%, 04/01/27(a)	200,000	180,418
Takeda Pharmaceutical Co. Ltd.
5.000%, 11/26/28(a)	200,000	229,505
Total		1,499,927

Issue Description	Principal Amount ($)	Value ($)

Corporate Bonds & Notes (continued)
Property & Casualty 0.2%
Arch Capital Finance LLC
4.011%, 12/15/26	137,000	146,997
Willis North America, Inc.
4.500%, 09/15/28	150,000	162,603
Total		309,600
Railroads 0.3%
CSX Corp.
3.250%, 06/01/27	200,000	206,386
Union Pacific Corp.
3.700%, 03/01/29	150,000	161,370
Total		367,756
Refining 0.2%
Marathon Petroleum Corp.
3.800%, 04/01/28	200,000	204,122
Valero Energy Corp.
4.350%, 06/01/28	100,000	107,019
Total		311,141
Restaurants 0.8%
1011778 BC ULC / New Red Finance, Inc.
4.250%, 05/15/24(a)	383,000	391,764
4.625%, 01/15/22(a)	200,000	200,537
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.250%, 06/01/26(a)	216,000	224,483
Starbucks Corp.
4.000%, 11/15/28	200,000	218,642
Total		1,035,426
Retail REIT 0.3%
Kimco Realty Corp.
3.800%, 04/01/27	100,000	104,933
National Retail Properties, Inc.
4.300%, 10/15/28	150,000	162,998
VEREIT Operating Partnership LP
3.950%, 08/15/27	100,000	104,403
Total		372,334
Retailers 0.8%
Dollar General Corp.
3.875%, 04/15/27	100,000	105,263
Dollar Tree, Inc.
4.000%, 05/15/25	100,000	104,220
Hanesbrands, Inc.
4.875%, 05/15/26(a)	216,000	225,661
Lowe’s Cos., Inc.
3.650%, 04/05/29	160,000	167,371
O’Reilly Automotive, Inc.
4.350%, 06/01/28	100,000	109,007

Issue Description	Principal Amount ($)	Value ($)

Corporate Bonds & Notes (continued)
PetSmart, Inc.
5.875%, 06/01/25(a)	300,000	297,063
Total		1,008,585
Supermarkets 0.1%
Kroger Co. (The)
3.700%, 08/01/27	125,000	129,385
Technology 4.2%
Arrow Electronics, Inc.
3.250%, 09/08/24	146,000	145,805
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.875%, 01/15/27	500,000	487,522
CommScope, Inc.
6.000%, 03/01/26(a)	295,000	298,507
Dell International LLC / EMC Corp.
4.900%, 10/01/26(a)	150,000	156,835
5.875%, 06/15/21(a)	566,000	575,872
Equinix, Inc.
5.375%, 05/15/27	557,000	601,077
Fidelity National Information Services, Inc.
Series 10Y, 4.250%, 05/15/28	100,000	109,334
First Data Corp.
5.750%, 01/15/24(a)	216,000	222,210
Fiserv, Inc.
3.500%, 07/01/29	100,000	102,825
Hewlett Packard Enterprise Co.
4.900%, 10/15/25	87,000	95,453
Iron Mountain, Inc.
5.250%, 03/15/28(a)	295,000	297,924
Lam Research Corp.
4.000%, 03/15/29	100,000	107,848
NXP BV / NXP Funding LLC
5.550%, 12/01/28(a)	70,000	79,251
Open Text Corp.
5.875%, 06/01/26(a)	230,000	245,544
Qorvo, Inc.
5.500%, 07/15/26	200,000	211,090
Rackspace Hosting, Inc.
8.625%, 11/15/24(a)	200,000	182,920
Refinitiv US Holdings, Inc.
6.250%, 05/15/26(a)	150,000	161,421
SS&C Technologies, Inc.
5.500%, 09/30/27(a)	785,000	816,537
Symantec Corp.
5.000%, 04/15/25(a)	108,000	110,115
VMware, Inc.
3.900%, 08/21/27	100,000	101,345
Western Digital Corp.
4.750%, 02/15/26	295,000	292,073

Issue Description	Principal Amount ($)	Value ($)

Corporate Bonds & Notes (continued)
Xerox Corp.
4.125%, 03/15/23	200,000	200,742
Total		5,602,250
Tobacco 0.3%
Altria Group, Inc.
4.800%, 02/14/29	150,000	161,837
BAT Capital Corp.
3.557%, 08/15/27	195,000	194,452
Total		356,289
Transportation Services 0.5%
FedEx Corp.
3.400%, 02/15/28	150,000	154,607
Hertz Corp. (The)
7.625%, 06/01/22(a)	150,000	155,740
XPO Logistics, Inc.
6.750%, 08/15/24(a)	295,000	314,717
Total		625,064
Wireless 2.2%
Altice France SA/France
8.125%, 02/01/27(a)	450,000	488,364
Crown Castle International Corp.
3.650%, 09/01/27	165,000	171,001
Sprint Corp.
7.625%, 02/15/25	200,000	221,607
7.875%, 09/15/23	737,000	819,789
T-Mobile USA, Inc.
6.500%, 01/15/26	711,000	760,954
Wind Tre SpA
5.000%, 01/20/26(a)	400,000	397,491
Total		2,859,206
Wirelines 1.6%
Altice France SA
7.375%, 05/01/26(a)	370,000	394,042
American Tower Corp.
3.550%, 07/15/27	137,000	140,639
AT&T, Inc.
4.300%, 02/15/30	195,000	209,319
CenturyLink, Inc.
Series Y, 7.500%, 04/01/24	285,000	312,298
Frontier Communications Corp.
8.000%, 04/01/27(a)	256,000	267,548
Level 3 Financing, Inc.
5.375%, 08/15/22	256,000	257,024
Verizon Communications, Inc.
4.016%, 12/03/29(a)	100,000	108,473
4.329%, 09/21/28	200,000	221,851

Issue Description	Principal Amount ($)		Value ($)

Corporate Bonds & Notes (continued)
Vodafone Group PLC
4.375%, 05/30/28	195,000		211,623
Total			2,122,817
Total Corporate Bonds & Notes (Cost $67,251,242)			69,648,918

Foreign Government Obligations(c)(d) 21.8%
Australia Government Bond
Series 136, 4.750%, 04/21/27	AUD	2,152,000	1,883,793
Brazilian Government International Bond
4.250%, 01/07/25	700,000		738,393
4.625%, 01/13/28	400,000		426,030
Canadian Government Bond
1.000%, 06/01/27	CAD	2,585,000	1,895,404
CITIC Ltd.
Series EMTN, 3.875%, 02/28/27	200,000		205,587
Colombia Government International Bond
3.875%, 04/25/27	750,000		783,973
4.500%, 03/15/29	200,000		219,049
Dominican Republic International Bond
Series REGS, 5.950%, 01/25/27	545,000		596,161
Export-Import Bank of India
3.875%, 02/01/28	350,000		363,837
French Republic Government Bond OAT
1.500%, 05/25/31	EUR	1,444,000	1,900,003
Guatemala Government Bond
Series REGS, 4.875%, 02/13/28	230,000		240,835
Indonesia Government International Bond
Series REGS, 4.750%, 01/08/26	860,000		945,553
Italy Buoni Poliennali Del Tesoro
6.000%, 05/01/31	EUR	1,168,000	1,885,576
Kazakhstan Government International Bond
Series REGS, 5.125%, 07/21/25	695,000		782,175
Mexico Government International Bond
4.150%, 03/28/27	1,030,000		1,075,381
New Zealand Government Bond
Series 0427, 4.500%, 04/15/27	NZD	2,307,000	1,878,495
Norway Government Bond
Series 479, 1.750%, 02/17/27(a)	NOK	16,010,000	1,881,822
Oman Government International Bond
5.625%, 01/17/28	940,000		931,062

Issue Description	Principal Amount ($)		Value ($)

Foreign Government Obligations(c)(d) (continued)
Panama Government International Bond
3.875%, 03/17/28	550,000		589,419
Perusahaan Penerbit SBSN Indonesia III
Series REGS, 4.150%, 03/29/27	600,000		636,501
Series REGS, 4.325%, 05/28/25	250,000		266,079
Peruvian Government International Bond
8.750%, 11/21/33	1,154,000		1,890,015
7.350%, 07/21/25	200,000		255,055
Philippine Government International Bond
9.500%, 02/02/30	439,000		706,724
3.000%, 02/01/28	200,000		206,183
Republic of South Africa Government International Bond
5.875%, 09/16/25	600,000		649,722
4.300%, 10/12/28	200,000		193,373
Russian Foreign Bond - Eurobond
Series REGS, 4.750%, 05/27/26	1,200,000		1,287,572
7.500%, 03/31/30	93,750		105,570
Sharjah Sukuk Program Ltd.
Series EMTN, 4.226%, 03/14/28	550,000		583,491
United Kingdom Gilt
4.750%, 12/07/30	GBP	1,082,000	1,907,279
Uruguay Government International Bond
4.375%, 01/23/31	880,000		960,753
4.375%, 10/27/27	143,000		156,179
Total Foreign Government Obligations (Cost $28,266,150)			29,027,044

U.S. Treasury Obligations 19.0%
U.S. Treasury Bill 9.0%
2.061%, 12/19/19	5,500,000		5,456,601
2.077%, 09/12/19	3,200,000		3,192,786
2.095%, 10/17/19	1,540,000		1,533,304
2.195%, 09/19/19	1,840,000		1,835,123
Total			12,017,814
U.S. Treasury Bond 5.5%
2.875%, 05/15/49	760,000		813,913
3.000%, 05/15/42	537,000		587,847
3.375%, 05/15/44	1,787,000		2,074,316
3.375%, 11/15/48	1,380,000		1,624,519
3.750%, 11/15/43	1,809,300		2,226,287
Total			7,326,882
U.S. Treasury Note 4.5%
2.000%, 11/15/26	1,141,000		1,145,279
2.375%, 05/15/27	1,746,000		1,799,198

Issue Description	Principal Amount ($)	Value ($)

U.S. Treasury Obligations (continued)
2.625%, 02/15/29	1,741,000	1,831,586
5.250%, 11/15/28	917,000	1,168,459
Total		5,944,522
Total U.S. Treasury Obligations (Cost $24,545,977)		25,289,218

U.S. Government & Agency Obligations 15.0%
Federal National Mortgage Association 13.2%
3.000%, 08/01/49(e)	1,950,000	1,966,644
3.500%, 04/01/49	390,027	399,730
3.500%, 08/01/49(e)	3,660,000	3,748,927
4.000%, 09/01/47	1,088,020	1,135,595
4.000%, 03/01/48	2,074,853	2,157,077
4.000%, 05/01/49	341,668	353,697
4.000%, 08/01/49(e)	4,810,000	4,978,974
4.500%, 08/01/49(e)	2,670,000	2,800,162
Total		17,540,806
Federal Home Loan Mortgage Corporation 1.8%
3.500%, 08/01/47	2,281,540	2,353,790
Total U.S. Government & Agency Obligations (Cost $19,795,945)		19,894,596

	Shares	Value ($)

Money Market Funds 1.2%
Dreyfus Treasury Securities Cash Management, Institutional Shares 2.220%(f)	1,635,286	1,635,286
Total Money Market Funds (Cost $1,635,286)		1,635,286
Total Investments in Securities (Cost $141,494,600)		145,495,062	(g)
Other Assets & Liabilities, Net		(12,506,620)
Net Assets		132,988,442

Notes to Portfolio of Investments

(a)             Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2019, the net value of these securities amounted to $25,406,777 which represents 19.1% of net assets.

(b)             Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2019.

(c)             Principal amounts are shown in United States Dollars unless otherwise noted.

(d)             Principal and interest may not be guaranteed by the government.

(e)             Represents a security purchased on a when-issued basis.

(f)               The rate shown is the seven-day current annualized yield at July 31, 2019.

(g)             Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

AUD                       Australian Dollar

CAD                        Canadian Dollar

EUR                        Euro

GBP                        Pound Sterling

NOK                        Norwegian Krone

NZD                        New Zealand Dollar

PORTFOLIO OF INVESTMENTS

Columbia Multi-Sector Municipal Income ETF

July 31, 2019 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in Securities

Issue Description	Principal Amount ($)	Value ($)

Municipal Bonds 98.1%
Alaska 0.5%
Alaska Housing Finance Corp.
Series D
Revenue Bonds
5.000%, 12/01/26	100,000	117,941
Colorado 3.4%
City & County of Denver Co.
Revenue Bonds
5.000%, 10/01/32	100,000	109,059
City & County of Denver Co. Airport System Revenue, Series A
Revenue Bonds
5.000%, 11/15/27	250,000	277,630
5.000%, 12/01/27	160,000	199,246
Denver City & County School District No 1
4.000%, 12/01/26	100,000	106,500
Regional Transportation District
Revenue Bonds
5.000%, 06/01/26	160,000	191,312
Total Colorado		883,747
Connecticut 1.0%
State of Connecticut Special Tax Revenue, Series A
Revenue Bonds
5.000%, 08/01/28	150,000	177,603
5.000%, 01/01/29	75,000	93,213
Total Connecticut		270,816
District of Columbia 1.9%
Metropolitan Washington Airports Authority
Revenue Bonds
5.000%, 10/01/29, Series A	125,000	144,883
5.000%, 10/01/30	200,000	244,198
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
Series B
Revenue Bonds
0.000%, 10/01/30(a)	130,000	96,911
Total District of Columbia		485,992
Florida 6.4%
Brevard County Health Facilities Authority Revenue Bonds
4.000%, 04/01/36	140,000	148,022
Capital Trust Agency, Inc.
Series A
Revenue Bonds
5.250%, 12/01/43(b)	150,000	157,407

Issue Description	Principal Amount ($)	Value ($)

Municipal Bonds (continued)

Florida (continued)
City of Gainesville FL Utilities System Revenue Series A
Revenue Bonds
5.000%, 10/01/25	100,000	121,476
County of Miami-Dade FL Aviation Revenue Series A
Revenue Bonds
5.000%, 10/01/30	100,000	109,933
County of Miami-Dade FL Water & Sewer System Revenue
Series B
Revenue Bonds
5.250%, 10/01/22	210,000	236,288
Florida Municipal Power Agency
Series A
Revenue Bonds
5.000%, 10/01/28	125,000	152,847
Orange County Health Facilities Authority
Series A
Revenue Bonds
5.000%, 10/01/39	100,000	117,571
Palm Beach County School District
Series B
Revenue Bonds
5.000%, 08/01/28	170,000	216,643
School Board of Miami-Dade County (The)
Series A
Revenue Bonds
5.000%, 05/01/32	135,000	157,212
Volusia County School Board
Series B
Revenue Bonds
5.000%, 08/01/30	200,000	231,016
Total Florida		1,648,415
Georgia 1.9%
State of Georgia
4.000%, 02/01/26, Series A-2	215,000	240,254
5.000%, 07/01/28, Series F	200,000	250,374
Total Georgia		490,628
Hawaii 0.9%
State of Hawaii
Series EO
5.000%, 08/01/26	200,000	235,234
Illinois 7.7%
Chicago Board of Education
0.000%, 12/01/29, Series A(a)	185,000	134,987
5.250%, 12/01/39, Series C	235,000	252,580

Issue Description	Principal Amount ($)	Value ($)

Municipal Bonds (continued)

Illinois (continued)
Chicago O’Hare International Airport Revenue Bonds
5.000%, 01/01/28, Series B	160,000	187,661
5.000%, 01/01/29, Series C	200,000	238,152
City of Chicago IL Wastewater Transmission Revenue
Series C
Revenue Bonds
5.000%, 01/01/24	230,000	262,644
Illinois Finance Authority
Revenue Bonds
4.000%, 01/01/25	200,000	227,294
4.125%, 11/15/37, Series A	235,000	249,375
Illinois State Toll Highway Authority
Series A
Revenue Bonds
4.000%, 12/01/31	210,000	231,097
Will County Community High School District No 210 Lincoln-Way
Series B
0.000%, 01/01/31(a)	300,000	194,886
Total Illinois		1,978,676
Indiana 0.5%
Indiana Finance Authority
Series A
Revenue Bonds
5.000%, 06/01/39	125,000	129,537
Kansas 0.9%
Kansas Development Finance Authority
Series A
Revenue Bonds
5.000%, 11/15/32	225,000	244,906
Kentucky 5.0%
Kentucky Turnpike Authority
Series B
Revenue Bonds
5.000%, 07/01/26	160,000	193,285
Louisville & Jefferson County Metropolitan Sewer District
Series A
Revenue Bonds
5.000%, 05/15/28	460,000	498,746
Louisville/Jefferson County Metropolitan Government, Series A
Revenue Bonds
5.000%, 10/01/30	290,000	346,057
4.000%, 10/01/35	235,000	254,883
Total Kentucky		1,292,971
Louisiana 1.1%
Louisiana Public Facilities Authority
Revenue Bonds

Issue Description	Principal Amount ($)	Value ($)

Municipal Bonds (continued)

Louisiana (continued)
5.000%, 06/01/27	140,000	161,598
State of Louisiana
Series B
5.000%, 08/01/27	100,000	122,878
Total Louisiana		284,476
Maryland 3.4%
County of Frederick
Series A
Revenue Bonds
5.000%, 09/01/32(b)	75,000	86,347
County of Howard
Series B
5.000%, 02/15/28	225,000	281,608
Maryland Economic Development Corp.
Series A
Revenue Bonds
5.000%, 03/31/24	105,000	111,992
Maryland Health & Higher Educational Facilities Authority
Series A
Revenue Bonds
5.000%, 08/15/41	100,000	110,713
Maryland Stadium Authority
Revenue Bonds
5.000%, 05/01/34	100,000	121,124
Maryland Water Quality Financing Administration Revolving Loan Fund
Revenue Bonds
2.800%, 03/01/26	150,000	158,235
Total Maryland		870,019
Massachusetts 1.8%
Massachusetts Development Finance Agency, Series I
Revenue Bonds
5.000%, 07/01/36	150,000	176,892
5.000%, 07/01/41	250,000	286,280
Total Massachusetts		463,172
Michigan 3.7%
Michigan Finance Authority
Revenue Bonds
5.000%, 08/01/28	300,000	346,845
3.125%, 12/01/35, Series A	100,000	102,343
5.000%, 12/01/42, Series A-MI	250,000	295,920
Michigan State Housing Development Authority Series C
Revenue Bonds
3.900%, 12/01/33	200,000	215,304
Total Michigan		960,412

Issue Description	Principal Amount ($)	Value ($)

Municipal Bonds (continued)

Minnesota 2.0%
City of Maple Grove
Revenue Bonds
4.000%, 05/01/37	100,000	108,214
City of Minneapolis
Series A
Revenue Bonds
6.000%, 07/01/43	100,000	108,230
Duluth Housing & Redevelopment Authority
Series A
Revenue Bonds
5.000%, 11/01/33	100,000	111,425
Minneapolis-St Paul Metropolitan Airports Commission
Series A
Revenue Bonds
5.000%, 01/01/27	155,000	192,928
Total Minnesota		520,797
Missouri 1.5%
Lees Summit Industrial Development Authority
Series A
Revenue Bonds
5.000%, 08/15/32	150,000	165,229
Missouri Joint Municipal Electric Utility Commission
Series A
Revenue Bonds
4.000%, 12/01/32	100,000	110,999
St Louis County Industrial Development Authority Revenue Bonds
5.000%, 09/01/32	100,000	113,989
Total Missouri		390,217
New Jersey 12.4%
New Jersey Economic Development Authority
Revenue Bonds
5.000%, 03/01/25, Series NN	300,000	331,218
4.000%, 11/01/25, Series B	200,000	221,566
5.000%, 03/01/26, Series NN	260,000	286,244
4.375%, 06/15/27, Series XX	120,000	133,594
5.500%, 09/01/27, Series N-1	120,000	148,369
5.500%, 06/15/29, Series BBB	195,000	235,242
6.000%, 07/01/32, Series A	200,000	203,362
New Jersey Health Care Facilities Financing Authority
Series A
Revenue Bonds
4.000%, 07/01/32	225,000	250,324
New Jersey Housing & Mortgage Finance Agency
Series D

Issue Description	Principal Amount ($)	Value ($)

Municipal Bonds (continued)

New Jersey (continued)
Revenue Bonds
4.000%, 04/01/25	225,000	246,047
New Jersey Transportation Trust Fund Authority
Revenue Bonds
0.000%, 12/15/27, Series A(a)	300,000	238,317
5.250%, 06/15/32, Series C	100,000	114,310
5.000%, 12/15/32, Series A	200,000	236,814
New Jersey Turnpike Authority
Revenue Bonds
5.250%, 01/01/30, Series A	170,000	228,159
5.000%, 01/01/31, Series E	260,000	313,731
Total New Jersey		3,187,297
New York 8.1%
City of New York
5.000%, 08/01/22, Series C	200,000	222,880
5.000%, 08/01/25, Series J	115,000	132,159
Metropolitan Transportation Authority
Revenue Bonds
5.000%, 11/15/24, Series C	200,000	236,742
5.000%, 11/15/26, Series A2	275,000	339,023
5.000%, 11/15/31, Series C-1	365,000	447,213
New York City Housing Development Corp.
Series G-2-A
Revenue Bonds
2.000%, 11/01/57	100,000	100,737
New York State Dormitory Authority, Series A
Revenue Bonds
5.000%, 07/01/26	300,000	342,480
5.000%, 07/01/33	100,000	122,649
Port Authority of New York & New Jersey
Series 207
Revenue Bonds
5.000%, 09/15/25	115,000	138,139
Total New York		2,082,022

North Carolina 2.8%
Charlotte-Mecklenburg Hospital Authority (The)
Series A
Revenue Bonds
5.000%, 01/15/30	180,000	195,152
County of New Hanover
Revenue Bonds
5.000%, 10/01/29	230,000	281,083
North Carolina Medical Care Commission
Series A
Revenue Bonds

Issue Description	Principal Amount ($)	Value ($)

Municipal Bonds (continued)

North Carolina (continued)
5.000%, 10/01/31	230,000	253,083
Total North Carolina		729,318
Ohio 2.0%
Ohio Water Development Authority Water Pollution Control Loan Fund
Revenue Bonds
5.000%, 06/01/23	200,000	228,994
Southeastern Ohio Port Authority
Revenue Bonds
5.500%, 12/01/43	135,000	145,349
State of Ohio
Series A
Revenue Bonds
3.250%, 01/01/35	130,000	137,288
Total Ohio		511,631
Oklahoma 1.4%
Grand River Dam Authority
Series A
Revenue Bonds
5.000%, 06/01/30	200,000	243,268
Oklahoma Turnpike Authority
Series A
Revenue Bonds
3.750%, 01/01/33	100,000	109,048
Total Oklahoma		352,316
Pennsylvania 6.0%
Berks County Municipal Authority
Series A
Revenue Bonds
5.000%, 11/01/40	100,000	107,005
Chambersburg Area Municipal Authority
Revenue Bonds
5.500%, 10/01/33	150,000	157,659
Chester County Health & Education Facilities Authority
Revenue Bonds
4.250%, 11/01/32	100,000	103,310
Commonwealth of Pennsylvania
Series 1
5.000%, 03/15/29	100,000	118,072
Delaware Valley Regional Finance Authority
Revenue Bonds
5.750%, 07/01/32	100,000	138,357
Geisinger Authority
Series A-2
Revenue Bonds
5.000%, 02/15/39	150,000	178,180
Hospitals & Higher Education Facilities Authority of Philadelphia (The)
Revenue Bonds
5.000%, 07/01/33	100,000	114,135

Issue Description	Principal Amount ($)	Value ($)

Municipal Bonds (continued)

Pennsylvania (continued)
Pennsylvania Turnpike Commission
Revenue Bonds
5.000%, 06/01/28, Series B-2	200,000	243,350
6.000%, 12/01/30, Series E	100,000	127,469
Philadelphia Authority For Industrial Development
Series 2015
Revenue Bonds
5.000%, 04/01/33	225,000	260,820
Total Pennsylvania		1,548,357
Rhode Island 0.5%
Rhode Island Commerce Corp.
Series B
Revenue Bonds
5.000%, 06/15/31	100,000	118,353
South Carolina 1.5%
Charleston Educational Excellence Finance Corp.
Revenue Bonds
5.000%, 12/01/26	250,000	288,433
Piedmont Municipal Power Agency
Series A-2
Revenue Bonds
0.000%, 01/01/29(a)	120,000	95,210
Total South Carolina		383,643
Tennessee 0.7%
Memphis-Shelby County Industrial Development Board
Series B
Revenue Bonds
5.000%, 11/01/30	150,000	181,349
Texas 12.6%
City of Austin TX Airport System Revenue
Revenue Bonds
5.000%, 11/15/27	200,000	234,028
City of Dallas
5.000%, 02/15/23	100,000	112,869
City of Houston
Series A
5.000%, 03/01/26	200,000	244,704
City of Houston TX Combined Utility System Revenue
Series B
Revenue Bonds
5.000%, 11/15/27	130,000	160,762
Lower Colorado River Authority
Revenue Bonds
5.000%, 05/15/26	200,000	244,388
New Hope Cultural Education Facilities Finance Corp.
Series A
Revenue Bonds

Issue Description	Principal Amount ($)	Value ($)

Municipal Bonds (continued)
Texas (continued)
4.000%, 08/15/40	225,000	245,054
North Texas Municipal Water District Water System Revenue
Revenue Bonds
5.000%, 09/01/28	250,000	299,753
North Texas Tollway Authority
Revenue Bonds
5.000%, 01/01/24, Series B	235,000	264,135
5.000%, 01/01/27, Series A	530,000	628,074
San Antonio Water System
Series A
Revenue Bonds
2.625%, 05/01/49	300,000	319,080
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Bonds
5.000%, 11/15/29, Series A	110,000	131,043
5.000%, 05/15/37	100,000	108,710
Texas Water Development Board
Series A
Revenue Bonds
5.000%, 04/15/27	200,000	250,804
Total Texas		3,243,404
Utah 0.5%
Salt Lake City Corp. Airport Revenue
Series A
Revenue Bonds
5.000%, 07/01/30	100,000	123,221
Virginia 1.8%
City of Richmond VA Public Utility Revenue
Revenue Bonds
5.000%, 01/15/27	220,000	270,242
Virginia Resources Authority
Series B
Revenue Bonds
4.000%, 10/01/27	185,000	208,171
Total Virginia		478,413
Washington 2.9%
State of Washington
Series R-2012C
5.000%, 07/01/23	225,000	250,072
Washington Health Care Facilities Authority
Revenue Bonds
5.000%, 10/01/29, Series B	250,000	316,257
5.000%, 10/01/38, Series D	150,000	171,651
Total Washington		737,980
West Virginia 0.6%
West Virginia Economic Development Authority
Series A

Issue Description	Principal Amount ($)	Value ($)

Municipal Bonds (continued)
West Virginia (continued)
Revenue Bonds
5.000%, 06/01/29	150,000	163,947
Wisconsin 0.7%
State of Wisconsin
Series 3
5.000%, 11/01/23	170,000	191,031
Total Municipal Bonds (Cost $23,990,380)		25,300,238
	Shares	Value ($)

Money Market Funds 5.3%
Dreyfus AMT-Free Tax Exempt Cash Management- Institutional Shares 1.310%(c)	1,369,421	1,369,421
Total Money Market Funds
(Cost $1,369,421)		1,369,421
Total Investments in Securities
(Cost $25,359,801)		26,669,659	(d)
Other Assets & Liabilities, Net		(874,291)
Net Assets		25,795,368

Notes to Portfolio of Investments

(a)             Zero coupon bond.

(b)             Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2019, the net value of these securities amounted to $243,754 which represents 0.9% of net assets.

(c)             The rate shown is the seven-day current annualized yield at July 31, 2019.

(d)             Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.